Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of plan assets, benefit obligations, funded status for the U.S. and Canadian plans
Our plan assets, benefit obligations, funded status and amounts recognized on the consolidated balance sheets for our U.S. and Canadian plans as of the December 31 measurement date are as follows:

	Pension Plans		Retiree Medical
	December 31,		December 31,
	2014	2013	2014	2013
	(in millions)
Change in plan assets
Fair value of plan assets as of January 1	$700.7	$719.9	$—	$—
Return on plan assets	83.4	16.3	—	—
Employer contributions	20.4	6.6	4.9	4.8
Plan participant contributions	0.4	0.4	0.4	0.4
Benefit payments	(128.7)	(34.4)	(5.3)	(5.2)
Foreign currency translation	(11.4)	(8.1)	—	—
Fair value of plan assets as of December 31	664.8	700.7	—	—
Change in benefit obligation
Benefit obligation as of January 1	(768.6)	(832.4)	(66.3)	(69.6)
Curtailment gain (loss)	14.5	—	(2.0)	—
Special termination benefits	(0.3)	—	—	—
Service cost	(13.3)	(17.8)	(0.1)	(0.3)
Interest cost	(34.7)	(32.8)	(2.4)	(2.4)
Benefit payments	128.7	34.4	5.3	5.2
Foreign currency translation	11.6	8.6	0.3	0.3
Plan amendment	—	—	7.0	—
Plan participant contributions	(0.4)	(0.4)	(0.4)	(0.4)
Change in assumptions and other	(125.3)	71.8	(3.8)	0.9
Benefit obligation as of December 31	(787.8)	(768.6)	(62.4)	(66.3)
Funded status as of year end	$(123.0)	$(67.9)	$(62.4)	$(66.3)

Schedule of amounts recognized in consolidated balance sheets
Amounts recognized on the consolidated balance sheets consist of the following:

	Pension Plans		Retiree Medical
	December 31,		December 31,
	2014	2013	2014	2013
	(in millions)
Other noncurrent assets	$3.8	$4.7	$—	$—
Accrued expenses	—	—	(5.2)	(5.0)
Other noncurrent liabilities	(126.8)	(72.6)	(57.2)	(61.3)
	$(123.0)	$(67.9)	$(62.4)	$(66.3)

Schedule of pre-tax amounts recognized in accumulated other comprehensive loss
Pre-tax amounts recognized in accumulated other comprehensive loss consist of the following:

	Pension Plans		Retiree Medical
	December 31,		December 31,
	2014	2013	2014	2013
	(in millions)
Prior service cost (benefit)	$1.2	$1.5	$(5.9)	$0.3
Net actuarial loss	107.9	58.2	12.9	9.4
	$109.1	$59.7	$7.0	$9.7

Schedule of net periodic benefit cost and other amounts recognized in accumulated other comprehensive loss
Net periodic benefit cost and other amounts recognized in accumulated other comprehensive loss included the following:

	Pension Plans			Retiree Medical
	Year ended December 31,			Year ended December 31,
	2014	2013	2012	2014	2013	2012
	(in millions)
Service cost	$13.3	$17.8	$12.4	$0.1	$0.3	$2.1
Interest cost	34.7	32.8	34.4	2.4	2.4	3.3
Expected return on plan assets	(35.9)	(32.6)	(34.6)	—	—	—
Settlement charge	9.7	—	—	—	—	—
Special termination benefits	0.3	—	—	—	—	—
Curtailment loss (gain)	—	—	—	2.0	—	(10.9)
Amortization of transition obligation	—	—	—	—	—	0.3
Amortization of prior service cost (benefit)	0.2	0.2	0.1	(0.9)	0.1	0.1
Amortization of actuarial loss	1.7	10.5	9.8	0.3	0.6	0.6
Net periodic benefit cost (income)	24.0	28.7	22.1	3.9	3.4	(4.5)
Net actuarial loss (gain)	77.9	(45.4)	9.1	3.8	(0.9)	0.7
Prior service cost	—	—	1.7	(7.0)	—	—
Curtailment effects	(14.5)	—	—	—	—	(13.4)
Settlement effects	(9.7)	—	—	—	—	—
Amortization of transition obligation	—	—	—	—	—	(0.3)
Amortization of prior service (cost) benefit	(0.2)	(0.2)	(0.1)	0.9	(0.1)	(0.1)
Amortization of actuarial loss	(1.7)	(10.5)	(9.8)	(0.3)	(0.6)	(0.5)
Total recognized in accumulated other comprehensive loss	51.8	(56.1)	0.9	(2.6)	(1.6)	(13.6)
Total recognized in net periodic benefit cost and accumulated other comprehensive loss	$75.8	$(27.4)	$23.0	$1.3	$1.8	$(18.1)

Schedule of amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2014
Amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2015 are as follows:

	Pension Plans	Retiree Medical
	(in millions)
Prior service cost (benefit)	$0.1	$(1.2)
Net actuarial loss	5.6	0.6

Schedule of information regarding the benefit obligation, fair value of plan assets, net periodic benefit cost and funding contributions
Presented below is information by pension plan regarding the benefit obligation, fair value of plan assets, net periodic benefit cost, and employer contributions.

	CF U.S. Plan	CF Canadian Plan	Terra Canadian Plan	Consolidated
	(in millions)
As of December 31, 2014
Fair value of plan assets	$536.0	$56.4	$72.4	$664.8
Benefit obligation	(655.4)	(63.8)	(68.6)	(787.8)
Accumulated benefit obligation	(610.3)	(51.0)	(66.3)	(727.6)
For the year ended December 31, 2014
Net periodic benefit cost	20.7	3.5	(0.2)	24.0
Employer contributions	14.7	4.1	1.6	20.4

As of December 31, 2013
Fair value of plan assets	$579.0	$50.0	$71.7	$700.7
Benefit obligation	(645.7)	(55.9)	(67.0)	(768.6)
Accumulated benefit obligation	(597.0)	(44.1)	(65.2)	(706.3)
For the year ended December 31, 2013
Net periodic benefit cost	23.6	5.0	0.1	28.7
Employer contributions	—	4.6	2.0	6.6

Schedule of expected future pension and retiree medical benefit payments
The expected future benefit payments for our pension and retiree medical plans are as follows:

	Pension	Retiree medical
	(in millions)
2015	$39.1	$5.2
2016	40.6	5.1
2017	42.3	5.1
2018	43.7	5.1
2019	45.1	5.0
2020-2024	241.9	19.1

Schedule of assumptions used in determining the benefit obligations and expense
The following assumptions were used in determining the benefit obligations and expense:

	Pension Plans			Retiree Medical
	2014	2013	2012	2014	2013	2012
Weighted-average discount rate—obligation	4.0%	4.8%	4.0%	3.6%	4.2%	3.3%
Weighted-average discount rate—expense	4.8%	4.0%	4.6%	4.2%	3.3%	4.3%
Weighted-average rate of increase in future compensation	4.3%	3.9%	4.0%	n/a	n/a	n/a
Weighted-average expected long-term rate of return on assets—expense	5.5%	5.1%	5.7%	n/a	n/a	n/a

Schedule of one-percentage point change in the assumed health care cost trend rate
A one-percentage point change in the assumed health care cost trend rate as of December 31, 2014 would have the following effects on our retiree medical benefit plans:

	One-Percentage-Point
	Increase	Decrease
	(in millions)
Effect on total service and interest cost for 2014	$0.3	$(0.2)
Effect on benefit obligation as of December 31, 2014	7.2	(6.0)

Schedule of fair values of U.S. and Canadian pension plan assets
The fair values of our U.S. and Canadian pension plan assets as of December 31, 2014 and 2013, by major asset class are as follows:

	December 31, 2014
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and cash equivalents(1)	$26.0	$26.0	$—	$—
Equity mutual funds
Index equity(2)	102.8	102.8	—	—
Pooled equity(3)	44.0	—	44.0	—
Fixed income
U.S. Treasury bonds and notes(4)	4.9	4.9	—	—
Mutual funds(5)	86.9	—	86.9	—
Corporate bonds and notes(6)	375.9	—	375.9	—
Government and agency securities(7)	26.0	—	26.0	—
Other(8)	2.1	—	2.1	—
Total assets at fair value	668.6	$133.7	$534.9	$—
Accruals and payables—net	(3.8)
Total assets	$664.8

	December 31, 2013
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and cash equivalents(1)	$7.7	$7.7	$—	$—
Equity mutual funds
Index equity(2)	118.7	118.7	—	—
Pooled equity(3)	41.0	—	41.0	—
Fixed income
U.S. Treasury bonds and notes(4)	16.7	16.7	—	—
Mutual funds(5)	79.9	—	79.9	—
Corporate bonds and notes(6)	383.3	—	383.3	—
Government and agency securities(7)	48.6	—	48.6	—
Other(8)	2.1	—	2.1	—
Total assets at fair value	698.0	$143.1	$554.9	$—
Accruals and payables—net	2.7
Total assets	$700.7
_______________________________________________________________________________

(1)	Cash and cash equivalents are primarily short-term money market funds and are classified as Level 1 assets.

(2)
The index equity funds are mutual funds that utilize a passively managed investment approach designed to track specific equity indices. They are valued at quoted market prices in an active market, which represent the net asset values of the shares held by the plan and are classified as Level 1 investments.

(3)
The pooled equity funds consist of actively managed pooled funds that invest in common stock and other equity securities that are traded on U.S., Canadian and foreign markets. These funds are valued using net asset values (NAV) as determined by the fund manager, which are based on the value of the underlying net assets of the fund. Although the NAV is not based on quoted market prices in an active market, it is based on observable market data and therefore the funds are categorized as Level 2 investments.

(4)	U.S. Treasury bonds and notes are valued based on quoted market prices in an active market and are classified as Level 1 investments.

(5)
The fixed income mutual funds are actively managed bond funds that invest in investment-grade corporate debt, various governmental debt obligations and mortgage-backed securities with varying maturities. They are classified as Level 2 investments valued using NAV as determined by the fund manager.

(6)
Corporate bonds and notes are traded and private placement securities valued by institutional bond pricing services, which gather information from market sources and integrate credit information, observed market movements and sector news into their pricing applications and models. These securities are classified as Level 2.

(7)	Government and agency securities consist of U.S. Federal and other government and agency debt securities, which are classified as Level 2 securities.

(8)
Other includes primarily collateralized mortgage obligations and asset-backed securities which are valued through pricing models of reputable third party sources based on market data and are classified as Level 2 investments.